Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share Abstract [Abstract]
Disclosure Of Earnings Per Share Explanatory

36. Earnings per Share

36.1 Basic Earnings Per Share

Basic earnings per share is calculated by dividing profit and loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding, excluding the treasury shares, during the years ended December 31, 2016, 2017 and 2018.

Weighted average number of ordinary shares outstanding:

	2016	2017	2018
	(In number of shares)
Beginning	386,351,693	418,111,537	418,111,537
Issue of ordinary shares related to business combination	6,421,389	—	—
Treasury shares	(9,153,437)	(19,386,575)	(21,611,579)

Weighted average number of ordinary shares outstanding	383,619,645	398,724,962	396,499,958

Basic earnings per share:

	2016		2017		2018
	(in Korean won and in number of shares)
Profit attributable to ordinary shares (A)	￦	2,143,744,271,801	￦	3,311,437,880,186	￦	3,061,191,387,929
Weighted average number of ordinary shares outstanding (B)		383,619,645		398,724,962		396,499,958
Basic earnings per share (C = A / B)	￦	5,588	￦	8,305	￦	7,721

36.2 Diluted Earnings per Share

Diluted earnings per share is calculated using the weighted average number of ordinary shares outstanding which is adjusted by the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. The Group’s dilutive potential ordinary shares include stock grants.

A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price of the Group’s outstanding shares for the period) based on the monetary value of the subscription rights attached to the share options. The number of shares calculated above is compared with the number of shares that would have been issued assuming the exercise of stock grants.

Adjusted profit for diluted earnings per share for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In Korean won)
Profit attributable to ordinary shares	￦	2,143,744,271,801	￦	3,311,437,880,186	￦	3,061,191,387,929
Adjustment		—		—		—

Adjusted profit for diluted earnings	￦	2,143,744,271,801	￦	3,311,437,880,186	￦	3,061,191,387,929

Adjusted weighted average number of ordinary shares outstanding to calculate diluted earnings per share for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016	2017	2018
	(in number of shares)
Weighted average number of ordinary shares outstanding	383,619,645	398,724,962	396,499,958
Adjustment:
Stock grants	2,013,044	2,319,533	2,307,630
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	385,632,689	401,044,495	398,807,588

Diluted earnings per share for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(in Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	2,143,744,271,801	￦	3,311,437,880,186	￦	3,061,191,387,929
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		385,632,689		401,044,495		398,807,588
Diluted earnings per share	￦	5,559	￦	8,257	￦	7,676